Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Warrants	Dec. 31, 2013 Purchase option
Proceeds from sales of partial interests in unproved properties	$ 592,702	$ 34,667
Recognized gain from divestures	$ 402,901	$ 34,467
Numbers of antidilutive securities excluded from computation of earnings per share			10,706,500	400,000